OTHER INCOME, NET (Tables)	6 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
Schedule of Other Income (Expense), Net
Included in other income, net, in Dole’s condensed consolidated statements of operations were the following items:

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023

	(U.S. Dollars in thousands)
Rental income	$2,057	$2,119	$4,115	$4,704
Unrealized gain (loss) on foreign currency denominated borrowings	2,507	(1,052)	5,487	(3,347)
Realized gain on fair value hedges	426	490	565	468
Unrealized gain (loss) on fair value hedges	92	(616)	1,039	(100)
Gain on investments	182	70	496	867
Non-service components of net periodic pension income (cost)	906	226	1,255	(397)
(Loss) gain on contingent consideration	(136)	(18)	(152)	37
Other	343	(90)	1,194	672
Other income, net	$6,377	$1,129	$13,999	$2,904